Financial assets and liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade and other payables	$ 34,508	$ 18,133
Gross to net accruals	12,298	949
Trade and other payables	$ 46,806	$ 19,082